Segment and geographic information - Reconciliation of combined business segments' results included in preceding table to reported Net revenue, Non-interest expenses and Income (loss) before income taxes (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2022		Mar. 31, 2021		Mar. 31, 2020
Segment and Geographic Information [Abstract]
Net revenue		¥ 1,358,267		¥ 1,390,327		¥ 1,309,156
Unrealized gain (loss) on investments in equity securities held for operating purposes		5,623		11,545		(21,327)
Consolidated net revenue	[2]	1,363,890	[1]	1,401,872	[1]	1,287,829
Non-interest expenses		1,137,267		1,171,201		1,039,568
Unrealized gain (loss) on investments in equity securities held for operating purposes
Consolidated non-interest expenses		1,137,267		1,171,201		1,039,568
Income (loss) before income taxes		221,000		219,126		269,588
Unrealized gain (loss) on investments in equity securities held for operating purposes		5,623		11,545		(21,327)
Consolidated income (loss) before income taxes		¥ 226,623	[1]	¥ 230,671	[1]	¥ 248,261

[1]	Includes losses arising from the U.S. Prime Brokerage Event. See Note 23 “U.S. Prime Brokerage Event.”
[2]	There is no revenue derived from transactions with a single major external customer.